Debt (Details 2) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Proceeds from Convertible Debt	$ 519,950	$ 4,679,253	$ 846,000
Conversion Terms One [Member]
Proceeds from Convertible Debt	0	525,000	0
Description Of Convertible Debt Secured Derivative Liabilities	Lesser of (1) a fifty percent (50%) discount to the two lowest closing bid prices of the five days trading days immediately preceding the date of conversion or (ii) Twenty-One Dollar and Twenty-Five Cents ($21.25) per share	Lesser of (1) a Fifty Percent (50%) discount to the two lowest closing bid prices of the five days trading days immediately preceding the date of conversion or (ii) Twenty-one dollars and twenty-five cents ($21.25) per share
Conversion Terms Two [Member]
Proceeds from Convertible Debt	0	537,600	0
Description Of Convertible Debt Secured Derivative Liabilities	200% - The "market price" will be equal to the average of (i) the average of the closing price of Company's common stock during the 10 trading days immediately preceding the date hereof and (ii) the average of the 10 trading days immediately subsequent to the date hereof.	200% - The "market price" will be equal to the average of (i) the average of the closing price of Company's common stock during the 10 trading days immediately preceding the date hereof and (ii) the average of the 10 trading days immediately subsequent to the date hereof.
Conversion Terms Three [Member]
Proceeds from Convertible Debt	0	177,000	0
Description Of Convertible Debt Secured Derivative Liabilities	200% of face. Average of the trading price 10 trading days immediately preceding the closing of the transaction	200% of Face. Average of the trading price 10 trading days immidediately preceding the closing of the transaction
Conversion Terms Four [Member]
Proceeds from Convertible Debt	0	105,000	0
Description Of Convertible Debt Secured Derivative Liabilities	200% of face. Fixed conversion price of $17.00	200% of Face. Fixed conversion price of $17.00
Conversion Terms Five [Member]
Proceeds from Convertible Debt	0	15,000	0
Description Of Convertible Debt Secured Derivative Liabilities	300% of face. Fixed conversion price of $17.00	300% of Face. Fixed conversion price of $17.00
Conversion Terms Six [Member]
Proceeds from Convertible Debt	0	250,000	0
Description Of Convertible Debt Secured Derivative Liabilities	35% of the three lowest trading prices for previous 10 trading days	35% of the three lowest trading prices for previous 10 trading days
Conversion Terms Seven [Member]
Proceeds from Convertible Debt	0	327,500	0
Description Of Convertible Debt Secured Derivative Liabilities	45% of the three lowest trading prices for previous 10 trading days	45% of the three lowest trading prices for previous 10 trading days
Conversion Terms Eight [Member]
Proceeds from Convertible Debt	0	76,353	0
Description Of Convertible Debt Secured Derivative Liabilities	50% of average closing prices for 10 preceding trading days	50% of average closing prices for 10 preceding trading days
Conversion Terms Nine [Member]
Proceeds from Convertible Debt	0	45,000	0
Description Of Convertible Debt Secured Derivative Liabilities	50% of lowest trade price for the last 20 trading days	50% of lowest trade price for the last 20 trading days
Conversion Terms Ten [Member]
Proceeds from Convertible Debt	0	33,000	0
Description Of Convertible Debt Secured Derivative Liabilities	50% of the 3 lowest trades for previous 20 trading days	50% of the 3 lowest trades for previous 20 trading days
Conversion Terms Eleven [Member]
Proceeds from Convertible Debt	0	250,000	0
Description Of Convertible Debt Secured Derivative Liabilities	50% of the lowest closing price for previous 5 trading days	50% of the lowest closing price for previous 5 trading days
Conversion Terms Twelve [Member]
Proceeds from Convertible Debt	0	233,000	130,000
Description Of Convertible Debt Secured Derivative Liabilities	60% multiplied by the average of the lowest 3 trading prices for common stock during the ten trading days prior to the conversion date	60% Multiplied by the average of the lowest 3 trading prices for common stock during the ten trading days prior to the conversion date
Conversion Terms Thirteen [Member]
Proceeds from Convertible Debt	100,000	40,000	0
Description Of Convertible Debt Secured Derivative Liabilities	62% of lowest trade price for the last 7 trading days	62% of lowest trade price for the last 7 trading days
Conversion Terms Fourteen [Member]
Proceeds from Convertible Debt	19,950	335,000	250,000
Description Of Convertible Debt Secured Derivative Liabilities	65% of the lowest trade price in the 30 trading days previous to the conversion	65% of the lowest trade price in the 30 trading days previous to the conversion
Conversion Terms Fifteen [Member]
Proceeds from Convertible Debt	0	153,800	0
Description Of Convertible Debt Secured Derivative Liabilities	65% of the three lowest trading price for previous 30 trading days	65% of the three lowest trading price for previous 30 trading days
Conversion Terms Sixteen [Member]
Proceeds from Convertible Debt	0	1,366,000	0
Description Of Convertible Debt Secured Derivative Liabilities	70% of lowest average trading price for 30 trading days	70% of lowest average trading price for 30 trading days
Conversion Terms Seventeen [Member]
Proceeds from Convertible Debt	0	35,000	0
Description Of Convertible Debt Secured Derivative Liabilities	No fixed conversion option	No fixed conversion option
Conversion Terms Eighteen [Member]
Proceeds from Convertible Debt	400,000	75,000	0
Description Of Convertible Debt Secured Derivative Liabilities	35% multiplied by the average of the lowest three (3) trading prices (as defined below) for the common stock during the ten (10) trading day period ending on the latest complete trading day prior to the conversion date.	35% multiplied by the average of the lowest three (3) Trading Prices (as defined below) for the Common Stock during the ten (10) Trading Day period ending on the latest complete Trading Day prior to the Conversion Date.
Conversion Terms Nineteen [Member]
Proceeds from Convertible Debt	0	100,000	0
Description Of Convertible Debt Secured Derivative Liabilities	Fixed conversion price of $25.50	Fixed conversion price of $25.50
Conversion Terms Twenty [Member]
Proceeds from Convertible Debt			5,000
Description Of Convertible Debt Secured Derivative Liabilities		150% of Face
Conversion Terms Twenty One [Member]
Proceeds from Convertible Debt		0	426,000
Description Of Convertible Debt Secured Derivative Liabilities		200% of Face
Conversion Terms Twenty Two [Member]
Proceeds from Convertible Debt		0	35,000
Description Of Convertible Debt Secured Derivative Liabilities		300% of Face
Convertible Debt [Member]
Interest Rate			8.00%
Maturity	January 3, 2012 to October 11, 2014	January 30, 2011 - June 29, 2015	March 3, 2010 - December 1, 2013
Proceeds from Convertible Debt	$ 519,950	$ 4,652,900	$ 846,000
Maximum [Member] | Convertible Debt [Member]
Interest Rate	10.00%	18.00%	0.00%
Default interest rate	20.00%	25.00%	22.00%
Minimum [Member] | Convertible Debt [Member]
Interest Rate	8.00%	0.00%
Default interest rate	0.00%	0.00%